Condensed Consolidated Unaudited Interim Statements of Cash Flows € in Thousands, $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)		Jun. 30, 2017 EUR (€)	Dec. 31, 2017 EUR (€)
Cash flows from operating activities
Loss for the period | €			€ (1,134)		€ (5,409)	€ (6,641)	[1]
Adjustments for:
Net financing expenses | €			916		5,762	9,228	[1]
Depreciation | €			2,767		2,198	4,518	[1]
Share-based payment transactions | €			2		2	5
Share of losses (profits) of equity accounted investees | €			(501)		73	(1,531)	[1]
Payment of interest on loan from an equity accounted investee | €			1,176			407
Change in trade receivables and other receivables | €			156		299	2,012
Change in other assets | €			135		804	126
Change in Contract asset from concession project | €			622			(84)
Change in accrued severance pay, net | €			17		1	2
Change in trade payables | €			328		(215)	(258)
Change in other payables | €			(310)		(2,282)	(2,655)
Income tax expense (tax benefit) | €			(182)		649	372
Income taxes paid | €			(16)			(42)
Interest received | €			888		225	505
Interest paid | €			(2,597)		(1,514)	(3,659)
Net cash from (used in) operating activities | €			2,267		593	2,305
Cash flows from investing activities
Acquisition of fixed assets | €			(2,606)		(4,116)	(7,576)
Acquisition of subsidiary, net of cash acquired | €						(9,851)
Advances on account of investments | €					(8,978)	(8,000)
Repayment of loan from an equity accounted investee | €			490
Acquisition of marketable securities | €					(6,677)	(6,677)
Proceeds from marketable securities | €						1,277
Decrease (increase) in restricted cash, net | €			1,604		3,226	3,225
Proceeds of Forward contract | €			407
Settlement of derivatives, net | €			(184)		(2,027)	620
Loans to others | €					(361)	(361)
Net cash used in investing activities | €			(289)		(18,933)	(27,343)
Cash flows from financing activities
Repayment of long-term loans and finance lease Obligations | €			(14,727)		(746)	(2,224)
Proceeds from issuance of Debentures, net | €					31,175	31,175
Repayment of Debentures | €						(4,842)
Proceeds from long term loans, net | €			34,501		5,419	5,575
Repurchase of own shares | €					(14)	(14)
Net cash from financing activities | €			19,774		35,834	29,670
Exchange differences on balance of cash and cash equivalents | €			(104)		(1,836)	(3,156)
Increase (decrease) in cash and cash equivalents | €			21,648		15,658	1,476
Cash and cash equivalents at the beginning of the period | €			23,962	[1]	22,486	22,486
Cash and cash equivalents at the end of the period | €			€ 45,610		€ 38,144	€ 23,962	[1]
USD [Member]
Cash flows from operating activities
Loss for the period | $	[2]	$ (1,324)
Adjustments for:
Net financing expenses | $	[2]	1,068
Depreciation | $	[2]	3,226
Share-based payment transactions | $	[2]	3
Share of losses (profits) of equity accounted investees | $	[2]	(584)
Payment of interest on loan from an equity accounted investee | $	[2]	1,371
Change in trade receivables and other receivables | $	[2]	182
Change in other assets | $	[2]	157
Change in Contract asset from concession project | $	[2]	725
Change in accrued severance pay, net | $	[2]	20
Change in trade payables | $	[2]	382
Change in other payables | $	[2]	(361)
Income tax expense (tax benefit) | $	[2]	(212)
Income taxes paid | $	[2]	(19)
Interest received | $	[2]	1,035
Interest paid | $	[2]	(3,028)
Net cash from (used in) operating activities | $	[2]	2,641
Cash flows from investing activities
Acquisition of fixed assets | $	[2]	(3,038)
Acquisition of subsidiary, net of cash acquired | $	[2]
Advances on account of investments | $	[2]
Repayment of loan from an equity accounted investee | $	[2]	571
Acquisition of marketable securities | $	[2]
Proceeds from marketable securities | $	[2]
Decrease (increase) in restricted cash, net | $	[2]	1,870
Proceeds of Forward contract | $	[2]	474
Settlement of derivatives, net | $	[2]	(215)
Loans to others | $	[2]
Net cash used in investing activities | $	[2]	(338)
Cash flows from financing activities
Repayment of long-term loans and finance lease Obligations | $	[2]	(17,168)
Proceeds from issuance of Debentures, net | $	[2]
Repayment of Debentures | $	[2]
Proceeds from long term loans, net | $	[2]	40,221
Repurchase of own shares | $	[2]
Net cash from financing activities | $	[2]	23,053
Exchange differences on balance of cash and cash equivalents | $	[2]	(119)
Increase (decrease) in cash and cash equivalents | $	[2]	25,237
Cash and cash equivalents at the beginning of the period | $	[2]	27,934
Cash and cash equivalents at the end of the period | $	[2]	$ 53,171

[1]	The data was taken from the audited annual financial statements.
[2]	Convenience translation into US$ (exchange rate as at June 30, 2018: euro 1 = US$ 1.166)